Fees Summary	Sep. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,936,734
Previously Paid Amount	0
Total Fee Amount	3,511.62
Total Offset Amount	0
Net Fee	$ 3,511.62